INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Investments - Additional Information (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	May 18, 2012 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 02, 2014 ft² a
Schedule of Equity Method Investments [Line Items]
Contributions to joint venture				$ 31,845	$ 1,320	$ 0
Income from unconsolidated joint venture		$ 52	$ 0	0	428	2,073
Investments in unconsolidated entities		77,610		78,276	44,869
Equity in income of unconsolidated entities		328	7,312
Company's equity in income (loss) of unconsolidated joint venture		328	7,312	6,621	(9,830)	(6,037)
110 William J V Partner
Schedule of Equity Method Investments [Line Items]
Ownership percentage							40.00%
Income from unconsolidated joint venture			5,200	$ 5,200
Return of capital						38,800
NIP Joint Venture
Schedule of Equity Method Investments [Line Items]
Contributions to joint venture	$ 8,000
Ownership percentage				5.00%
Distributions		1,300	0	$ 300	2,600	3,700
Income from unconsolidated joint venture		100			400	2,100
Return of capital		$ 1,200			2,200	1,600
Investments in unconsolidated entities				$ 1,225	1,476
NIP Joint Venture | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage		5.00%		5.00%
110 William Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		60.00%		60.00%			60.00%
Return of capital						$ 58,200
Rentable square feet | ft²							928,157
Area of land | a							0.8
Investments in unconsolidated entities		$ 0		$ 0	325
Amortization of acquisition costs					$ 1,400
Equity in income of unconsolidated entities			7,800	7,800
Company's equity in income (loss) of unconsolidated joint venture			$ 7,800	$ 7,800